Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000141748 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141748 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141748 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141748 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141748 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141748 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141748 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141748 | Procter & Gamble Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Walt Disney Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141748 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141748 | Others country
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141748 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000141748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000141748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000141748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000141748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000141748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000141748 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141748 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141748 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141748 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141748 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141748 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141748 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141748 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141748 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000141748 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000141748 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000141748 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141747 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141747 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141747 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141747 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141747 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141747 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141747 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141747 | Procter & Gamble Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Walt Disney Co. (The), , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141747 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141747 | Others country
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000141747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000141747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000141747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000141747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000141747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000141747 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141747 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141747 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141747 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141747 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141747 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000141747 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000141747 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000141747 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%